Net Loss Per Common Share - Schedule of Net Loss Per Common Share, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (32,011)	$ (20,957)	$ (11,312)	$ (18,693)	$ (52,968)	$ (30,005)	$ (106,780)	$ (51,661)
Denominator:
Weighted average shares used to compute basic and diluted net loss per share	155,923,689		19,138,365		106,070,590	13,452,766	17,858,976	7,390,456
Net loss per common share-basic and diluted	$ (0.21)		$ (0.59)		$ (0.50)	$ (2.23)	$ (5.98)	$ (6.99)